UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-08382

DWS Strategic Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  11/30

Date of reporting period: 8/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2010 (Unaudited)

DWS Strategic Income Trust

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 107.8%
Consumer Discretionary 13.3%
AMC Entertainment, Inc.:
8.0%, 3/1/2014		95,000	94,050
8.75%, 6/1/2019		200,000	206,500
American Achievement Corp., 144A, 8.25%, 4/1/2012		25,000	24,781
Ameristar Casinos, Inc., 9.25%, 6/1/2014		110,000	116,600
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		55,000	52,525
8.0%, 3/15/2014		55,000	55,000
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015		120,000	120,300
AutoNation, Inc., 6.75%, 4/15/2018		385,000	386,444
Avis Budget Car Rental LLC, 9.625%, 3/15/2018		45,000	47,025
Bon-Ton Department Stores, Inc., 10.25%, 3/15/2014		25,000	23,250
Brunswick Corp., 144A, 11.25%, 11/1/2016		75,000	85,688
Cablevision Systems Corp.:
7.75%, 4/15/2018		25,000	26,313
8.0%, 4/15/2020		25,000	26,688
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015 **		55,000	10,725
Carrols Corp., 9.0%, 1/15/2013		30,000	30,150
CCO Holdings LLC:
144A, 7.875%, 4/30/2018		40,000	41,400
144A, 8.125%, 4/30/2020		25,000	26,313
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		430,000	438,600
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25%, 12/15/2017		30,000	31,125
Series B, 9.25%, 12/15/2017		45,000	47,194
Cooper-Standard Automotive, Inc., 144A, 8.5%, 5/1/2018		25,000	25,563
DISH DBS Corp.:
6.375%, 10/1/2011		970,000	1,001,525
6.625%, 10/1/2014		95,000	97,137
7.125%, 2/1/2016		90,000	92,025
Easton-Bell Sports, Inc., 9.75%, 12/1/2016		20,000	21,150
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 **		70,000	182
Ford Motor Co., 7.45%, 7/16/2031		70,000	68,250
Gannett Co., Inc.:
144A, 8.75%, 11/15/2014		45,000	48,488
144A, 9.375%, 11/15/2017		85,000	93,075
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016		40,000	44,400
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		50,000	50,188
Group 1 Automotive, Inc., 144A, 3.0%, 3/15/2020		65,000	56,956
Harrah's Operating Co., Inc.:
10.0%, 12/15/2018		40,000	31,200
11.25%, 6/1/2017		470,000	502,900
144A, 12.75%, 4/15/2018		50,000	45,750
Hertz Corp., 8.875%, 1/1/2014		265,000	272,287
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		101,000	87,112
Lear Corp.:
7.875%, 3/15/2018		40,000	41,400
8.125%, 3/15/2020		40,000	41,500
Limited Brands, Inc., 7.0%, 5/1/2020		65,000	67,925
Macy's Retail Holdings, Inc., 8.375%, 7/15/2015		15,000	16,950
Mediacom Broadband LLC, 8.5%, 10/15/2015		65,000	64,513
Mediacom LLC, 9.125%, 8/15/2019		140,000	140,000
MGM Resorts International:
144A, 9.0%, 3/15/2020		160,000	166,000
10.375%, 5/15/2014		75,000	81,750
11.125%, 11/15/2017		90,000	100,575
Michaels Stores, Inc., Step-up Coupon, 0% to 11/1/2011, 13.0% to 11/1/2016		25,000	23,500
Neiman Marcus Group, Inc., 10.375%, 10/15/2015		25,000	25,438
Netflix, Inc., 8.5%, 11/15/2017		45,000	49,050
Norcraft Companies LP, 10.5%, 12/15/2015		170,000	175,525
Norcraft Holdings LP, 9.75%, 9/1/2012		84,000	78,540
Penn National Gaming, Inc., 8.75%, 8/15/2019		40,000	41,800
Penske Automotive Group, Inc., 7.75%, 12/15/2016		265,000	253,075
Phillips-Van Heusen Corp., 7.375%, 5/15/2020		80,000	82,400
Regal Entertainment Group, 9.125%, 8/15/2018		50,000	51,250
Sabre Holdings Corp., 8.35%, 3/15/2016		160,000	161,600
Seminole Indian Tribe of Florida, 144A, 7.804%, 10/1/2020		150,000	136,657
Simmons Bedding Co., 144A, 11.25%, 7/15/2015		50,000	53,625
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		115,000	118,450
Sonic Automotive, Inc.:
5.0%, 10/1/2029		25,000	25,063
Series B, 9.0%, 3/15/2018		95,000	96,662
Standard Pacific Corp.:
8.375%, 5/15/2018		10,000	9,625
10.75%, 9/15/2016		85,000	89,462
Tenneco, Inc., 144A, 7.75%, 8/15/2018		25,000	25,500
Toys "R" Us, Inc., 7.375%, 10/15/2018		80,000	76,200
Toys "R" US-Delaware, Inc., 144A, 7.375%, 9/1/2016		70,000	70,700
Travelport LLC:
5.163% ***, 9/1/2014		50,000	46,375
144A, 9.0%, 3/1/2016		65,000	64,350
9.875%, 9/1/2014		95,000	97,137
11.875%, 9/1/2016		70,000	74,025
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 **		20,000	25
United Components, Inc., 9.375%, 6/15/2013		10,000	10,125
Unitymedia GmbH, 144A, 9.625%, 12/1/2019	EUR	160,000	212,391
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		410,000	421,275
UPC Holding BV, 144A, 8.0%, 11/1/2016	EUR	170,000	217,608
Vertis, Inc., 13.5%, 4/1/2014 (PIK)		25,659	9,815
Videotron Ltd.:
6.875%, 1/15/2014		15,000	15,075
9.125%, 4/15/2018		90,000	99,900
Wynn Las Vegas LLC:
144A, 7.75%, 8/15/2020		100,000	101,000
7.875%, 11/1/2017		245,000	251,737
Young Broadcasting, Inc., 8.75%, 1/15/2014 **		319,000	3

			8,414,435
Consumer Staples 4.5%
Alliance One International, Inc., 10.0%, 7/15/2016		140,000	146,650
B&G Foods, Inc., 7.625%, 1/15/2018		70,000	72,012
Central Garden & Pet Co., 8.25%, 3/1/2018		75,000	75,562
Cott Beverages, Inc., 144A, 8.375%, 11/15/2017		45,000	47,081
Del Monte Corp., 7.5%, 10/15/2019		440,000	466,400
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		60,000	61,875
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		90,000	80,100
General Nutrition Centers, Inc., 5.75% ***, 3/15/2014 (PIK)		55,000	52,594
Kraft Foods, Inc., 5.375%, 2/10/2020		700,000	777,920
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		253,750	226,155
Reddy Ice Corp., 11.25%, 3/15/2015		25,000	25,344
Rite Aid Corp.:
7.5%, 3/1/2017		60,000	54,225
144A, 8.0%, 8/15/2020		100,000	99,375
Smithfield Foods, Inc.:
7.75%, 7/1/2017		140,000	136,150
144A, 10.0%, 7/15/2014		140,000	156,275
SUPERVALU, Inc., 8.0%, 5/1/2016		65,000	65,163
Tops Markets LLC, 144A, 10.125%, 10/15/2015		120,000	126,000
TreeHouse Foods, Inc., 7.75%, 3/1/2018		50,000	52,875
Tyson Foods, Inc., 10.5%, 3/1/2014		75,000	90,469

			2,812,225
Energy 12.4%
Arch Coal, Inc., 7.25%, 10/1/2020		40,000	40,600
Atlas Energy Operating Co., LLC:
10.75%, 2/1/2018		160,000	176,400
12.125%, 8/1/2017		135,000	155,081
Belden & Blake Corp., 8.75%, 7/15/2012		300,000	289,500
Berry Petroleum Co., 10.25%, 6/1/2014		85,000	93,712
Bill Barrett Corp., 9.875%, 7/15/2016		75,000	81,375
Chaparral Energy, Inc., 8.5%, 12/1/2015		270,000	256,500
Chesapeake Energy Corp.:
6.625%, 8/15/2020		190,000	190,712
6.875%, 8/15/2018		95,000	96,900
6.875%, 11/15/2020		250,000	255,000
7.25%, 12/15/2018		130,000	135,850
9.5%, 2/15/2015		10,000	11,250
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		100,000	107,000
Cloud Peak Energy Resources LLC:
144A, 8.25%, 12/15/2017		45,000	46,519
144A, 8.5%, 12/15/2019		45,000	46,744
Coffeyville Resources LLC, 144A, 9.0%, 4/1/2015		135,000	138,712
Colorado Interstate Gas Co., 6.8%, 11/15/2015		170,000	200,960
CONSOL Energy, Inc.:
144A, 8.0%, 4/1/2017		220,000	232,100
144A, 8.25%, 4/1/2020		130,000	137,962
Continental Resources, Inc.:
144A, 7.375%, 10/1/2020		65,000	65,650
8.25%, 10/1/2019		30,000	31,988
Crosstex Energy LP, 8.875%, 2/15/2018		115,000	118,737
Dynegy Holdings, Inc., 7.75%, 6/1/2019		65,000	41,925
El Paso Corp.:
7.25%, 6/1/2018		105,000	112,492
8.25%, 2/15/2016		65,000	70,850
9.625%, 5/15/2012		435,000	467,451
El Paso Pipeline Partners Operating Co., LLC, 6.5%, 4/1/2020		300,000	320,270
EXCO Resources, Inc., 7.25%, 1/15/2011		94,000	94,117
Frontier Oil Corp., 8.5%, 9/15/2016		40,000	41,000
Global Geophysical Services, Inc., 144A, 10.5%, 5/1/2017		130,000	128,700
Holly Corp., 9.875%, 6/15/2017		165,000	173,250
Holly Energy Partners LP, 144A, 8.25%, 3/15/2018		110,000	113,025
KCS Energy, Inc., 7.125%, 4/1/2012		355,000	355,887
Linn Energy LLC:
144A, 8.625%, 4/15/2020		105,000	110,775
11.75%, 5/15/2017		130,000	148,200
Mariner Energy, Inc., 7.5%, 4/15/2013		70,000	72,450
Newfield Exploration Co., 7.125%, 5/15/2018		265,000	277,256
Niska Gas Storage US LLC, 144A, 8.875%, 3/15/2018		55,000	57,888

OPTI Canada, Inc.:
7.875%, 12/15/2014		405,000	311,850
144A, 9.0%, 12/15/2012		20,000	20,050
Petrohawk Energy Corp.:
144A, 7.25%, 8/15/2018		100,000	99,250
7.875%, 6/1/2015		35,000	36,313
Plains Exploration & Production Co.:
7.0%, 3/15/2017		55,000	54,038
7.625%, 6/1/2018		140,000	141,925
8.625%, 10/15/2019		185,000	193,325
Quicksilver Resources, Inc., 11.75%, 1/1/2016		155,000	178,250
Range Resources Corp., 6.75%, 8/1/2020		35,000	35,263
Regency Energy Partners LP:
8.375%, 12/15/2013		85,000	88,825
144A, 9.375%, 6/1/2016		175,000	189,875
Sabine Pass LNG LP:
7.25%, 11/30/2013		325,000	305,500
7.5%, 11/30/2016		100,000	88,625
Southwestern Energy Co., 7.5%, 2/1/2018		145,000	163,487
Stone Energy Corp.:
6.75%, 12/15/2014		135,000	122,850
8.625%, 2/1/2017		260,000	254,800
Whiting Petroleum Corp., 7.25%, 5/1/2013		20,000	20,362

			7,799,376
Financials 21.1%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		145,000	126,875
Ally Financial, Inc.:
6.875%, 9/15/2011		455,000	462,962
7.0%, 2/1/2012		315,000	321,300
7.25%, 3/2/2011		1,320,000	1,341,450
144A, 7.5%, 9/15/2020		245,000	242,550
144A, 8.0%, 3/15/2020		185,000	189,625
8.0%, 11/1/2031		150,000	147,750
144A, 8.3%, 2/12/2015		75,000	78,000
Anglo American Capital PLC, 144A, 9.375%, 4/8/2019		100,000	133,340
Antero Resources Finance Corp., 9.375%, 12/1/2017		70,000	72,275
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		85,800	45,689
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014 **		35,000	8,750
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		115,000	120,750
Case New Holland, Inc., 7.75%, 9/1/2013		165,000	173,250
CIT Group, Inc.:
7.0%, 5/1/2015		109,390	105,151
7.0%, 5/1/2017		365,000	343,214
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		130,000	137,475
E*TRADE Financial Corp.:
7.375%, 9/15/2013		320,000	304,000
12.5%, 11/30/2017 (PIK)		180,000	200,700
Express LLC, 144A, 8.75%, 3/1/2018		90,000	93,150
FCE Bank PLC, 9.375%, 1/17/2014	EUR	200,000	278,795
Fibria Overseas Finance Ltd., 144A, 7.5%, 5/4/2020		119,000	122,868
Ford Motor Credit Co., LLC:
6.625%, 8/15/2017		125,000	127,047
7.25%, 10/25/2011		765,000	797,457
8.125%, 1/15/2020		365,000	399,219
9.875%, 8/10/2011		415,000	438,033
Fresenius US Finance II, Inc., 144A, 9.0%, 7/15/2015		85,000	95,200
Hellas Telecommunications Finance SCA, 144A, 8.644% ***, 7/15/2015 (PIK)	EUR	109,187	83
Hexion US Finance Corp., 8.875%, 2/1/2018		245,000	226,625
Inmarsat Finance PLC, 144A, 7.375%, 12/1/2017		250,000	256,250
International Lease Finance Corp.:
144A, 8.625%, 9/15/2015		80,000	80,500
144A, 8.75%, 3/15/2017		160,000	161,400
iPayment, Inc., 9.75%, 5/15/2014		60,000	54,225
JBS Finance II Ltd., 144A, 8.25%, 1/29/2018		100,000	102,875
Kinder Morgan Finance Co., ULC, 5.7%, 1/5/2016		255,000	256,912
National Money Mart Co., 10.375%, 12/15/2016		120,000	126,000
New ASAT (Finance) Ltd., 9.25%, 2/1/2011 **		70,677	785
Nielsen Finance LLC:
Step-up Coupon, 0% to 8/1/2011, 12.5% to 8/1/2016		200,000	198,250
11.5%, 5/1/2016		30,000	33,638
NiSource Finance Corp., 6.125%, 3/1/2022		420,000	468,725
Nuveen Investments, Inc., 10.5%, 11/15/2015		60,000	57,000
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014		200,000	190,000
Pinnacle Foods Finance LLC:
144A, 8.25%, 9/1/2017		145,000	143,731
9.25%, 4/1/2015		85,000	87,231
144A, 9.25%, 4/1/2015		125,000	128,281
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		135,000	140,063
Reynolds Group Issuer, Inc.:
144A, 7.75%, 10/15/2016		165,000	166,237
144A, 8.5%, 5/15/2018		100,000	96,000
SLM Corp., 8.0%, 3/25/2020		45,000	39,375
Sprint Capital Corp.:
7.625%, 1/30/2011		525,000	534,187
8.375%, 3/15/2012		275,000	290,812
Susser Holdings LLC, 144A, 8.5%, 5/15/2016		60,000	61,500
Toys R Us Property Co. I LLC, 10.75%, 7/15/2017		100,000	112,750
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **		190,000	139
UCI Holdco, Inc., 8.537% ***, 12/15/2013 (PIK)		72,167	70,724
Umbrella Acquisition, Inc., 144A, 9.75%, 3/15/2015 (PIK)		40,000	36,000
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		485,000	543,200
Virgin Media Secured Finance PLC, 6.5%, 1/15/2018		980,000	1,019,200
Wind Acquisition Finance SA:
144A, 11.0%, 12/1/2015	EUR	250,000	329,485
144A, 11.75%, 7/15/2017	EUR	65,000	89,476
144A, 11.75%, 7/15/2017		100,000	110,000
144A, 12.0%, 12/1/2015		75,000	79,125
Wind Acquisition Holdings Finance SA, 144A, 12.25%, 7/15/2017 (PIK)	EUR	8,574	11,083
WMG Acquisition Corp., 9.5%, 6/15/2016		80,000	83,600

			13,292,342
Health Care 8.7%
Community Health Systems, Inc., 8.875%, 7/15/2015		1,445,000	1,499,187
HCA, Inc.:
7.875%, 2/15/2020		1,120,000	1,206,800
8.5%, 4/15/2019		70,000	76,738
9.125%, 11/15/2014		190,000	199,500
9.25%, 11/15/2016		765,000	820,462
9.625%, 11/15/2016 (PIK)		136,000	146,030
9.875%, 2/15/2017		135,000	147,488
IASIS Healthcare LLC, 8.75%, 6/15/2014		600,000	612,000
Mylan, Inc.:
144A, 7.625%, 7/15/2017		525,000	542,062
144A, 7.875%, 7/15/2020		50,000	52,125
The Cooper Companies, Inc., 7.125%, 2/15/2015		80,000	80,200
Vanguard Health Holding Co. II, LLC, 8.0%, 2/1/2018		110,000	107,938

			5,490,530
Industrials 10.4%
Acco Brands Corp., 10.625%, 3/15/2015		30,000	33,000
Accuride Corp., 144A, 9.5%, 8/1/2018		80,000	82,000
Actuant Corp., 6.875%, 6/15/2017		50,000	50,375
Aircastle Ltd., 144A, 9.75%, 8/1/2018		25,000	25,313
ARAMARK Corp., 8.5%, 2/1/2015		150,000	154,687
ArvinMeritor, Inc.:
8.125%, 9/15/2015		55,000	55,138
10.625%, 3/15/2018		60,000	65,100
BE Aerospace, Inc., 8.5%, 7/1/2018		215,000	230,050
Belden, Inc.:
7.0%, 3/15/2017		40,000	40,200
144A, 9.25%, 6/15/2019		120,000	129,450
Bombardier, Inc., 144A, 7.75%, 3/15/2020		560,000	602,000
Bristow Group, Inc., 7.5%, 9/15/2017		90,000	90,000
Case New Holland, Inc., 144A, 7.875%, 12/1/2017		225,000	236,812
Cenveo Corp.:
8.875%, 2/1/2018		270,000	257,175
144A, 10.5%, 8/15/2016		65,000	64,919
Clean Harbors, Inc., 7.625%, 8/15/2016		54,000	55,350
Congoleum Corp., 8.625%, 8/1/2008 **		100,000	22,750
Corrections Corp. of America, 7.75%, 6/1/2017		160,000	170,000
CSC Holdings LLC, 8.5%, 6/15/2015		340,000	368,900
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014		31,000	33,248
DynCorp International, Inc., 144A, 10.375%, 7/1/2017		170,000	169,150
Esterline Technologies Corp., 144A, 7.0%, 8/1/2020		100,000	101,750
Garda World Security Corp., 144A, 9.75%, 3/15/2017		65,000	67,112
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013		50,000	50,563
K. Hovnanian Enterprises, Inc.:
8.875%, 4/1/2012		70,000	65,363
10.625%, 10/15/2016		70,000	67,900
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014		200,000	205,500
7.625%, 12/1/2013		110,000	113,300
144A, 8.0%, 2/1/2018		235,000	249,687
Kansas City Southern Railway Co., 8.0%, 6/1/2015		115,000	122,762
McJunkin Red Man Corp., 144A, 9.5%, 12/15/2016		40,000	35,300
Mobile Mini, Inc., 9.75%, 8/1/2014		70,000	72,537
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014		200,000	199,500
Oshkosh Corp.:
8.25%, 3/1/2017		25,000	26,313
8.5%, 3/1/2020		50,000	53,125
Owens Corning, Inc., 9.0%, 6/15/2019		125,000	149,067
Ply Gem Industries, Inc., 13.125%, 7/15/2014		75,000	75,187
RailAmerica, Inc., 9.25%, 7/1/2017		72,000	78,120
RBS Global & Rexnord Corp.:
8.5%, 5/1/2018		240,000	241,800
11.75%, 8/1/2016		35,000	37,450
Rearden G Holdings EINS GmbH, 144A, 7.875%, 3/30/2020		100,000	105,125
Sitel LLC, 144A, 11.5%, 4/1/2018		95,000	71,250
Spirit AeroSystems, Inc., 7.5%, 10/1/2017		55,000	56,513
SPX Corp., 144A, 6.875%, 9/1/2017		65,000	66,950
The Geo Group, Inc., 144A, 7.75%, 10/15/2017		205,000	211,150
Titan International, Inc., 8.0%, 1/15/2012		205,000	213,200
TransDigm, Inc., 7.75%, 7/15/2014		125,000	128,750
Triumph Group, Inc.:
8.0%, 11/15/2017		20,000	20,150
144A, 8.625%, 7/15/2018		155,000	164,300
United Rentals North America, Inc.:
9.25%, 12/15/2019		305,000	324,062
10.875%, 6/15/2016		175,000	194,250
USG Corp., 144A, 9.75%, 8/1/2014		55,000	56,994

			6,560,647
Information Technology 5.2%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		125,000	84,375
Amkor Technology, Inc., 144A, 7.375%, 5/1/2018		130,000	129,675
Aspect Software, Inc., 144A, 10.625%, 5/15/2017		120,000	123,150
Equinix, Inc., 8.125%, 3/1/2018		250,000	261,250
Fidelity National Information Services, Inc.:
144A, 7.625%, 7/15/2017		35,000	36,488
144A, 7.875%, 7/15/2020		50,000	52,500
First Data Corp.:
144A, 8.875%, 8/15/2020		170,000	170,425
9.875%, 9/24/2015		45,000	34,200
Freescale Semiconductor, Inc.:
8.875%, 12/15/2014		70,000	64,925
144A, 9.25%, 4/15/2018		400,000	401,000
Jabil Circuit, Inc., 7.75%, 7/15/2016		35,000	37,713
JDA Software Group, Inc., 144A, 8.0%, 12/15/2014		45,000	46,912
L-3 Communications Corp.:
5.875%, 1/15/2015		360,000	366,750
Series B, 6.375%, 10/15/2015		175,000	179,156
MasTec, Inc., 7.625%, 2/1/2017		115,000	110,687
NXP BV:
3.276% ***, 10/15/2013		150,000	140,250
7.875%, 10/15/2014		150,000	150,750
Seagate HDD Cayman, 144A, 6.875%, 5/1/2020		65,000	63,700
Seagate Technology International, 144A, 10.0%, 5/1/2014		45,000	52,537
STATS ChipPAC Ltd., 144A, 7.5%, 8/12/2015		100,000	104,000
SunGard Data Systems, Inc.:
10.25%, 8/15/2015		380,000	399,000
10.625%, 5/15/2015		105,000	116,025
Unisys Corp., 144A, 12.75%, 10/15/2014		100,000	116,500
Vangent, Inc., 9.625%, 2/15/2015		45,000	41,288

			3,283,256
Materials 14.0%
Appleton Papers, Inc., 144A, 11.25%, 12/15/2015		25,000	18,625
Ashland, Inc., 9.125%, 6/1/2017		115,000	131,387
Ball Corp.:
7.125%, 9/1/2016		370,000	396,825
7.375%, 9/1/2019		45,000	48,263
Berry Plastics Corp.:
5.276% ***, 2/15/2015		535,000	500,225
8.25%, 11/15/2015		200,000	200,500
144A, 9.5%, 5/15/2018		65,000	59,800
Boise Paper Holdings LLC, 8.0%, 4/1/2020		55,000	55,963
CF Industries, Inc., 6.875%, 5/1/2018		80,000	84,200
Chemtura Corp., 144A, 7.875%, 9/1/2018		50,000	51,063
Clondalkin Acquisition BV, 144A, 2.537% ***, 12/15/2013		485,000	423,162
Compass Minerals International, Inc., 8.0%, 6/1/2019		85,000	88,400
CPG International I, Inc., 10.5%, 7/1/2013		120,000	119,850
Crown Americas LLC, 144A, 7.625%, 5/15/2017		415,000	443,012
Crown European Holdings SA, 144A, 7.125%, 8/15/2018	EUR	65,000	84,431
Domtar Corp., 10.75%, 6/1/2017		80,000	98,600
Dow Chemical Co., 8.55%, 5/15/2019		70,000	87,744
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		470,000	464,125
Exopack Holding Corp., 11.25%, 2/1/2014		175,000	175,875
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		105,307	92,670
10.0%, 3/31/2015		104,320	91,802
Georgia-Pacific LLC:
144A, 7.0%, 1/15/2015		135,000	139,725
144A, 7.125%, 1/15/2017		40,000	42,200
144A, 8.25%, 5/1/2016		155,000	169,725
9.5%, 12/1/2011		430,000	460,100
Graphic Packaging International, Inc., 9.5%, 6/15/2017		210,000	223,650
Greif, Inc., 7.75%, 8/1/2019		230,000	241,500
Hexcel Corp., 6.75%, 2/1/2015		330,000	328,350
Huntsman International LLC, 144A, 8.625%, 3/15/2020		210,000	208,162
Innophos, Inc., 8.875%, 8/15/2014		25,000	25,625
Koppers, Inc., 7.875%, 12/1/2019		130,000	133,087
Kronos International, Inc., 6.5%, 4/15/2013	EUR	50,000	57,026
Lumena Resources Corp., 144A, 12.0%, 10/27/2014		170,000	156,825
Lyondell Chemical Co., 144A, 8.0%, 11/1/2017		245,000	263,069
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		30,000	25,875
NewMarket Corp., 7.125%, 12/15/2016		135,000	133,650
Novelis, Inc., 11.5%, 2/15/2015		105,000	115,500
Owens-Brockway Glass Container, Inc.:
144A, 3.0%, 6/1/2015		40,000	37,950
7.375%, 5/15/2016		560,000	602,000
Plastipak Holdings, Inc., 144A, 10.625%, 8/15/2019		20,000	22,200
Radnor Holdings Corp., 11.0%, 3/15/2010 **		20,000	2
Sealed Air Corp., 7.875%, 6/15/2017		640,000	691,596
Silgan Holdings, Inc., 7.25%, 8/15/2016		220,000	228,800
Solo Cup Co., 10.5%, 11/1/2013		345,000	348,881
Texas Industries, Inc., 144A, 9.25%, 8/15/2020		80,000	81,400
United States Steel Corp., 7.375%, 4/1/2020		160,000	162,000
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		145,000	146,813
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)		73,263	38,280

			8,800,513
Telecommunication Services 12.9%
CC Holdings GS V LLC, 144A, 7.75%, 5/1/2017		260,000	283,400
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		335,000	328,300
8.75%, 3/15/2018		320,000	305,600
Cricket Communications, Inc.:
9.375%, 11/1/2014		375,000	379,687
10.0%, 7/15/2015 (b)		130,000	136,175
Crown Castle International Corp.:
7.125%, 11/1/2019		90,000	93,375
9.0%, 1/15/2015		145,000	157,325
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		100,000	107,250
Digicel Ltd., 144A, 8.25%, 9/1/2017		355,000	368,756
ERC Ireland Preferred Equity Ltd., 144A, 7.683% ***, 2/15/2017 (PIK)	EUR	70,898	12,263
Frontier Communications Corp.:
6.25%, 1/15/2013		56,000	57,960
7.875%, 4/15/2015		20,000	21,100
8.25%, 4/15/2017		135,000	142,763
8.5%, 4/15/2020		180,000	191,025
8.75%, 4/15/2022		25,000	26,375
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012 **		19,520	6,637
Hughes Network Systems LLC, 9.5%, 4/15/2014		320,000	330,400
Intelsat Corp.:
9.25%, 8/15/2014		265,000	272,950
9.25%, 6/15/2016		590,000	625,400
Intelsat Jackson Holdings SA:
144A, 8.5%, 11/1/2019		105,000	111,038
11.25%, 6/15/2016		125,000	134,531
Intelsat Subsidiary Holding Co. SA, 8.875%, 1/15/2015		155,000	160,037
iPCS, Inc., 2.591% ***, 5/1/2013		30,000	28,050
MetroPCS Wireless, Inc., 9.25%, 11/1/2014		545,000	566,800
Millicom International Cellular SA, 10.0%, 12/1/2013		530,000	547,225
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		125,000	124,688
Qwest Communications International, Inc.:
144A, 7.125%, 4/1/2018		920,000	956,800
144A, 8.0%, 10/1/2015		100,000	107,500
Qwest Corp., 8.375%, 5/1/2016		20,000	23,300
Rogers Communications, Inc., 6.8%, 8/15/2018		185,000	227,636
SBA Telecommunications, Inc.:
8.0%, 8/15/2016		30,000	31,988
8.25%, 8/15/2019		40,000	43,400
Sprint Nextel Corp., 8.375%, 8/15/2017		225,000	232,312
Telesat Canada, 11.0%, 11/1/2015		310,000	351,075
West Corp., 9.5%, 10/15/2014		70,000	71,400
Windstream Corp.:
7.0%, 3/15/2019		90,000	87,300
7.875%, 11/1/2017		310,000	314,650
144A, 8.125%, 9/1/2018		145,000	147,538
8.625%, 8/1/2016		10,000	10,325

			8,124,334
Utilities 5.3%
AES Corp.:
8.0%, 10/15/2017		75,000	78,937
8.0%, 6/1/2020		105,000	110,250
144A, 8.75%, 5/15/2013		174,000	176,827
Calpine Corp., 144A, 7.875%, 7/31/2020		200,000	200,500
CenterPoint Energy, Inc., Series B, 7.25%, 9/1/2010		125,000	125,000
Florida Gas Transmission Co., 144A, 7.9%, 5/15/2019		215,000	267,828
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		50,000	52,250
Jersey Central Power & Light Co., 7.35%, 2/1/2019		215,000	268,113
Mirant Americas Generation LLC, 8.3%, 5/1/2011		285,000	291,412
Mirant North America LLC, 7.375%, 12/31/2013		35,000	35,788
NRG Energy, Inc.:
7.25%, 2/1/2014		840,000	856,800
7.375%, 2/1/2016		140,000	141,050
7.375%, 1/15/2017		305,000	307,287
144A, 8.25%, 9/1/2020		170,000	171,062
NV Energy, Inc.:
6.75%, 8/15/2017		130,000	134,137
8.625%, 3/15/2014		33,000	33,949
RRI Energy, Inc., 7.875%, 6/15/2017		25,000	23,063
Suburban Propane Partners LP, 7.375%, 3/15/2020		30,000	31,275
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		65,000	41,438

			3,346,966

Total Corporate Bonds (Cost $65,760,081)			67,924,624
Government & Agency Obligations 13.5%
Other Government Related (c) 0.4%
Pemex Project Funding Master Trust, 5.75%, 3/1/2018		200,000	218,291
Sovereign Bonds 13.1%
Democratic Socialist Republic of Sri Lanka, 144A, 7.4%, 1/22/2015		145,000	155,875
Federative Republic of Brazil:
8.875%, 10/14/2019		480,000	658,800
12.5%, 1/5/2016	BRL	625,000	400,554
Republic of Argentina, 5.83%, 12/31/2033	ARS	574	162
Republic of El Salvador, 144A, 7.65%, 6/15/2035		315,000	343,350
Republic of Ghana, 144A, 8.5%, 10/4/2017		100,000	112,500
Republic of Indonesia, 144A, 6.875%, 3/9/2017		865,000	1,038,000
Republic of Lithuania, 144A, 7.375%, 2/11/2020		375,000	422,418
Republic of Panama, 9.375%, 1/16/2023		665,000	924,350
Republic of Peru, 7.35%, 7/21/2025		650,000	833,625
Republic of Poland, 6.375%, 7/15/2019		665,000	783,735
Republic of Uruguay:
7.625%, 3/21/2036		120,000	154,800
9.25%, 5/17/2017		415,000	539,500
Republic of Venezuela, 9.25%, 9/15/2027		280,000	198,800
Russian Federation:
144A, 5.0%, 4/29/2020		350,000	357,000
REG S, 7.5%, 3/31/2030		974,970	1,157,875
Socialist Republic of Vietnam, 144A, 6.875%, 1/15/2016		165,000	182,325

			8,263,669

Total Government & Agency Obligations (Cost $7,474,227)			8,481,960
Loan Participations and Assignments 11.5%
Senior Loans*** 10.9%
Big West Oil LLC, Term Loan, 12.0%, 2/19/2015		35,000	35,613
Buffets, Inc.:
Letter of Credit, First Lien, 7.525%, 4/22/2015		11,871	8,873
Term Loan B, 12.0%, 4/21/2015		69,831	63,546
Charter Communications Operating LLC:
Replacement Term Loan, 2.26%, 3/6/2014		153,226	145,293
Term Loan, 3.79%, 9/6/2016		1,311,438	1,259,282
New Term Loan, 7.25%, 3/6/2014		255,295	262,406
Cincinnati Bell, Inc., Term Loan, 6.5%, 6/9/2017		394,013	393,398
Clarke American Corp., Term Loan B, 2.76%, 6/30/2014		48,465	41,943
Ford Motor Co., Term Loan B1, 3.03%, 12/16/2013		1,179,831	1,138,023
Hawker Beechcraft Acquisition Co., LLC:
Term Loan, 2.26%, 3/26/2014		351,086	281,271
Letter of Credit, 2.633%, 3/26/2014		20,935	16,770
Hexion Specialty Chemicals, Inc.:
Term Loan C1, 2.813%, 5/6/2013		219,255	210,407
Term Loan C2, 2.813%, 5/6/2013		113,761	109,258
IASIS Healthcare LLC, Term Loan, 5.725%, 6/13/2014 (PIK)		182,948	173,938
Kabel Deutschland GmbH, Term Loan, 7.983%, 11/19/2014 (PIK)	EUR	582,818	728,336
Nuveen Investments, Inc., First Lien, Term Loan, 3.533%, 11/13/2014		191,963	170,268
OSI Restaurant Partners LLC:
Term Loan, 2.786%, 6/14/2013		20,756	18,432
Term Loan B, 2.875%, 6/14/2014		229,036	203,448
Sabre, Inc., Term Loan B, 2.26%, 9/30/2014		52,963	47,744
Sbarro, Inc., Term Loan, 4.775%, 1/31/2014		74,000	67,340
Telesat Canada:
Term Loan I, 3.27%, 10/31/2014		379,257	368,487
Term Loan II, 3.27%, 10/31/2014		32,576	31,651
Texas Competitive Electric Holdings Co., LLC:
Term Loan B3, 3.795%, 10/10/2014		481,388	365,068
Term Loan B2, 4.066%, 10/10/2014		31,287	23,804
Tribune Co., Term Loan B, LIBOR plus 3.0%, 6/4/2014 **		108,625	68,851
US Foodservice, Inc., Term Loan B, 2.76%, 5/29/2012		169,128	151,455
VML US Finance LLC:
Delayed Draw Term Loan B, 5.04%, 5/25/2012		31,962	31,475
Term Loan B, 5.04%, 5/27/2013		55,335	54,644
Warner Chilcott Co., LLC:
Term Loan A, 6.0%, 10/30/2014		128,814	128,159
Term Loan B2, 6.25%, 4/30/2015		101,069	101,218
Warner Chilcott Corp.:
Term Loan, 6.25%, 4/30/2015		99,500	99,651
Term Loan B1, 6.25%, 4/30/2015		60,695	60,782

			6,860,834
Sovereign Loans 0.6%
BOM Capital PLC, 144A, 6.699%, 3/11/2015		360,000	366,732

Total Loan Participations and Assignments (Cost $7,327,046)			7,227,566
Preferred Securities 1.3%
Financials 1.1%
Citigroup Capital XXI, 8.3%, 12/21/2057		660,000	684,750
Materials 0.2%
Hercules, Inc., 6.5%, 6/30/2029		175,000	140,000

Total Preferred Securities (Cost $776,465)			824,750

	Units	Value ($)
Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (Cost $4,000)	4	4,000

	Shares	Value ($)
Common Stocks 0.1%
Consumer Discretionary 0.1%
Buffets Restaurants Holdings, Inc.*	2,392	10,047
Dex One Corp.*	688	5,862
SuperMedia, Inc.*	126	1,139
Vertis Holdings, Inc.*	1,058	0

		17,048
Industrials 0.0%
Quad Graphics, Inc.*	84	3,544
Materials 0.0%
GEO Specialty Chemicals, Inc.*	1,741	1,480

Total Common Stocks (Cost $391,501)		22,072
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	175	5
Financials 0.0%
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*	11,700	0
Materials 0.0%
Ashland, Inc., Expiration Date 3/31/2029*	95	0

Total Warrants (Cost $20,981)		5
Securities Lending Collateral 0.2%
Daily Assets Fund Institutional, 0.30% (d) (e) (Cost $133,455)	133,455	133,455
Cash Equivalents 3.1%
Central Cash Management Fund, 0.25% (d) (Cost $1,973,703)	1,973,703	1,973,703

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $83,861,459) †	137.5	86,592,135
Other Assets and Liabilities, Net	2.2	1,403,315
Notes Payable	(39.7)	(25,000,000)

Net Assets	100.0	62,995,450

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Buffalo Thunder Development Authority	9.375%	12/15/2014	35,000	USD	35,400	8,750
CanWest MediaWorks LP	9.25%	8/1/2015	55,000	USD	55,000	10,725
Congoleum Corp.	8.625%	8/1/2008	100,000	USD	86,244	22,750
Fontainebleau Las Vegas Holdings LLC	11.0%	6/15/2015	70,000	USD	70,788	182
Grupo Iusacell Celular SA de CV	10.0%	3/31/2012	19,520	USD	18,575	6,637
New ASAT (Finance) Ltd.	9.25%	2/1/2011	70,677	USD	61,689	785
Radnor Holdings Corp.	11.0%	3/15/2010	20,000	USD	17,688	2
Tribune Co.	LIBOR plus 3.0%	6/4/2014	108,625	USD	108,557	68,851
Tropicana Entertainment LLC	9.625%	12/15/2014	190,000	USD	142,075	139
Trump Entertainment Resorts, Inc.	8.5%	6/1/2015	20,000	USD	20,213	25
Young Broadcasting, Inc.	8.75%	1/15/2014	319,000	USD	282,265	3
					898,494	118,849

***
These securities are shown at their current rate as of August 31, 2010.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

†
The cost for federal income tax purposes was $84,212,753.  At August 31, 2010, net unrealized appreciation for all securities based on tax cost was $2,379,382.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,646,380 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,266,998.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2010 amounted to $128,843 which is 0.2% of net assets.
(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London InterBank Offered Rate
PIK: Denotes that all or a portion of the income is paid in kind.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
At August 31, 2010, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (f)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (g)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

6/21/2010 9/20/2013	350,0001	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B	3,119	(1,742)	4,861
6/21/2010 9/20/2015	225,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B	(10,812)	(6,149)	(4,663)
Total net unrealized appreciation					198

(f)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(g)	The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.
Counterparties:
1	The Goldman Sachs & Co.
2	Bank of America
As of August 31, 2010, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

EUR	1,653,300	USD	2,098,724	9/27/2010	3,653	JPMorgan Chase Securities, Inc.

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	76,511	EUR	60,200	9/27/2010	(225)	Citigroup, Inc.

Currency Abbreviations

ARS	Argentine Peso	EUR	Euro
BRL	Brazilian Real	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(h)
Corporate Bonds	$—	$67,740,149	$184,475	$67,924,624
Government & Agency Obligations	—	8,481,960	—	8,481,960
Loan Participations and Assignments	—	7,227,566	—	7,227,566
Preferred Securities	—	824,750	—	824,750
Other Investments	—	—	4,000	4,000
Common Stocks(h)	10,545	10,047	1,480	22,072
Warrants(h)	—	—	5	5
Short-Term Investments(h)	2,107,158	—	—	2,107,158
Derivatives(i)	—	8,514	—	8,514
Total	$2,117,703	$84,292,986	$189,960	$86,600,649
Liabilities
Derivatives(i)	$—	$(4,888)	$—	$(4,888)
Total	$—	$(4,888)	$—	$(4,888)

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended August 31, 2010.
(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds		Loan Participations and Assignments	Other Investments	Common Stocks	Convertible Preferred Stocks	Warrants	Total
Balance as of November 30, 2009	$217,732		$281,636	$—	$1,480	$0	$1,216	$502,064
Realized gain (loss)	—		(15,329)	—	—	(4,905)	—	(20,234)
Change in unrealized appreciation (depreciation)	9,038		32,959	—	—	4,905	(1,211)	45,691
Amortization premium/discount	4,545		3,080	—	—	—	—	7,625
Net purchases (sales)	—		(302,346)	4,000	—	0	—	(298,346)
Transfers into Level 3	3,190	(j)	—	—	—	—	—	3,190
Transfers (out) of Level 3	(50,030	)(k)	—	—	—	—	—	(50,030)
Balance as of August 31, 2010	$184,475		$—	$4,000	$1,480	$—	$5	$189,960
Net change in unrealized appreciation (depreciation) from investments still held at August 31, 2010	$9,038		$—	$—	$—	$—	$(1,211)	$7,827

(j)	The investment was transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.
(k)	The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of August 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$198	$—
Foreign Exchange Contracts	$—	$3,428

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Income Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 21, 2010